UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

150 South Independence Mall West, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments

Shares / Units		Cost Value	Market Value
	U. S. AGENCY SECURITIES
108,371	Fed. Home Loan Mtg. 6% 7/1/2019	111,992.13	113,695.52
226,576	Fed. Home Loan Mtg. 6% 8/1/2019	230,560.54	244,191.89
166,908	Fed. Home Loan Mtg. 3.5% 9/1/2026	174,092.92	177,625.47
184,830	Fed. Natl. Mortg. Assoc. 3.5% 2/1/27	195,845.84	198,546.34
69,953	Govt Natl Mort Assoc 5% 5/15/2039	74,796.87	76,349.49
35,089	Govt Natl Mort Assoc 6% 4/15/2036	41,067.18	39,507.26

		828,355.47	849,915.97

	BONDS
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	232,253.44	274,914.00
75,000	Alt Bldg Concepts 4.160% 12/20/32	75,747.76	76,312.50
200,000	Apache Corp 3.25% 4/15/2022	204,460.44	207,458.00
200,000	California St Build America 6.65% 3/1/22	243,942.80	252,662.00
185,000	California Statewide 4.375% 1/1/2023	185,000.00	202,552.80
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	39,563.01	40,770.45
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	28,069.11	28,749.60
125,000	General Electric Co 5.250% 12/6/17	146,345.33	146,423.75
200,000	Goldman Sachs Group 5.375% 6/2012	194,815.87	227,860.00
65,000	Grand Terrace CA Cmty 7.2% 9/1/2018	69,137.47	73,897.85
135,000	Illinois St Build 5.563% 2/1/2021	150,690.86	149,362.65
100,000	Illinois Txbl Bldg 3.081% 6/15/23	100,000.00	102,210.00
125,000	JP Morgan Chase 3.15% 7/5/2016	124,864.47	132,536.25
85,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	89,318.56	92,449.40
200,000	Loyola Univ of Chicago 3.199% 7/1/22	200,000.00	202,378.00
210,000	Massachusetts St. Hsg. 5.962% 6/1/2017	210,000.00	225,084.30
150,000	Minneapolis St. Paul MN 2.755% 1/1/2020	150,000.00	151,438.50
95,000	Montana ST BRD HSG 5% 12/1/2027	98,781.55	100,175.60
60,000	Montana ST BRD HSG 5.5% 12/1/2037	60,741.77	61,914.00
30,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	30,000.00	30,936.00
145,000	New Mexico Mtg Fin Auth 5.35% 3/1/30	149,582.56	156,220.10
225,000	New York NY Build 5.487% 12/1/22	272,753.68	282,651.75
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	230,054.00
140,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	146,697.01	150,245.20
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	152,363.34	183,331.50
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2028	106,695.18	111,509.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	122,072.00
150,000	University North Carolina 2.535% 12/1/2022	150,000.00	150,703.50
320,000	University Oklahoma 5.6% 7/1/2020	320,107.82	355,296.00
75,000	Virginia St Resrcs Authority 4.753% 11/1/31	84,076.91	81,735.75
90,000	Washinghton St Series B 5.5% 5/1/2018	98,045.77	100,304.10
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	300,564.00
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	84,881.60
165,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	166,005.25	166,991.55

		4,935,059.97	5,256,645.70

	SHORT-TERM SECURITIES
10,309	Invesco Short Term Investment Trust - Treasury	10,309.44	10,309.44
395,440	Alpine Municipal MM - Cooke & Bieler	395,439.61	395,439.61
485	Alpine Municipal MM - Board	484.81	484.81
		406,233.86	406,233.86

Shares / Units		Cost Value	Market Value
	COMMON STOCKS
5,800	3M Company	610,839.18	616,598.00
9,000	American Express Co.	368,321.42	607,140.00
14,000	Avon Products Inc.	305,349.80	290,220.00
10,000	Axis Capital Holdings	402,274.00	416,200.00
10,000	Ball Corp.	458,802.00	475,800.00
5,000	Becton, Dickinson & Co.	133,906.50	478,050.00
8,000	Berkshire Hathaway B	352,582.30	833,600.00
19,100	Best Buy Inc.	402,516.43	423,065.00
14,200	Carnival Corp.	558,189.22	487,060.00
18,800	Charles Schwaab Corporation	335,668.36	332,572.00
9,000	Cintas Corp.	391,580.06	397,170.00
22,000	Coca Cola Co.	9,597.23	889,680.00
8,800	Coca Cola Enterprises Inc.	318,049.60	324,896.00
2,900	Colgate Palmolive Co.	159,668.49	342,287.00
10,700	Darden Restaurants Inc.	569,894.48	552,976.00
7,200	Devon Energy Corp.	448,677.29	406,224.00
2,000	Diageo PLC Sponsored ADR	230,086.81	251,680.00
4,800	Dover Corp.	40,861.12	349,824.00
18,000	Dow Chemical Co.	116,337.50	573,120.00
7,500	Emerson Electric Co.	57,084.38	419,025.00
5,100	Entergy Corporation	323,946.90	322,524.00
107,406	Exxon Mobil Corp.	141,753.01	9,678,354.66
22,100	General Electric Co.	423,606.41	510,952.00
12,300	Gildan Activewear Inc	474,606.57	490,893.00
9,100	Illinois Tool Works Inc.	524,816.11	554,554.00
2,500	International Business Machines Corp.	59,809.37	533,250.00
12,600	Johnson and Johnson	69,355.12	1,027,278.00
14,800	Kohls Corp.	746,743.00	682,724.00
13,400	LAM Research	568,984.70	555,564.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	759,400.00
6,300	McDonalds Corp.	85,612.59	628,047.00
10,700	Merck & Co. Inc.	114,053.09	472,940.00
13,600	Microsoft Corp.	370,090.00	389,028.00
11,700	Molex Inc. Class A	266,981.13	282,204.00
7,600	Omnicom Group Inc.	451,366.28	447,640.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,521,884.94
20,000	Penn Virginia Corp.	2,291.54	80,800.00
139,455	PNC Financial Services Group Inc.	84,276.03	9,273,757.50
6,600	Procter & Gamble Company	506,890.68	508,596.00
10,400	Quest Diagnostics Inc.	538,499.21	587,194.40
10,100	Raytheon Co.	516,818.19	593,779.00
5,600	Reliance Steel Aluminum	377,061.44	398,552.00
14,800	State Street Corp.	255,583.84	874,532.00
10,775	TE Connectivity Ltd	351,270.39	451,795.75
5,500	United Parcel Service CL B	413,184.50	472,450.00
5,000	Verizon Communications Inc.	37,807.69	245,750.00
21,600	Vodaphone Group PLC	506,432.88	613,440.00
6,900	Walmart Stores Inc.	340,802.40	516,327.00
37,400	Western Union Co.	656,040.69	562,496.00

		15,812,807.55	44,503,894.25

Shares / Units		Cost Value	Market Value
	INTERNATIONAL
40,817.642	Harbor International Funds	1,865,000.00	2,588,654.86
30,707.405	Oakmark International Fund I	601,865.14	677,098.28
87,257.905	Dreyfus International Stock I	1,204,159.09	1,308,868.58
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	712,142.79

		4,420,422.34	5,286,764.50

		$26,402,879.19	$56,303,454.27

SUMMARY

		Cost Value	Market Value
	U.S. Agency Securities	$828,355.47	$849,915.97
	Bonds	4,935,059.97	$5,256,645.70
	Short-Term Securities	406,233.86	$406,233.86
	Common Stock	15,812,807.55	$44,503,894.25
	International	4,420,422.34	$5,286,764.50

		$26,402,879.19	$56,303,454.27

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: May 30, 2013

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer
Date: May 30, 2013